LOANS, NET, Movement of Gross Balance of Credit Portfolio by Stages (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross balance of loan portfolio [Roll Forward]
Beginning balance	S/ 163,947,270
Ending balance	166,986,750	S/ 163,947,270
Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	134,378,762	133,643,477
Transfer to stage 2	(26,832,665)	(28,651,226)
Transfer to stage 3	(645,942)	(1,138,112)
Transfer from stage 2	13,995,296	17,561,997
Transfer from stage 3	709,479	266,030
New loans, liquidation and write-offs, net	17,300,502	13,718,565
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	455,068	(1,021,969)
Ending balance	139,360,500	134,378,762
Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	17,443,067	22,795,322
Transfer to stage 1	(13,995,296)	(17,561,997)
Transfer to stage 3	(5,702,910)	(6,439,879)
Transfer from stage 1	26,832,665	28,651,226
Transfer from stage 3	794,562	429,853
New loans, liquidation and write-offs, net	(8,399,808)	(10,442,523)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	(9,369)	11,065
Ending balance	16,962,911	17,443,067
Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	12,125,441	12,379,203
Transfer to stage 1	(709,479)	(266,030)
Transfer to stage 2	(794,562)	(429,853)
Transfer from stage 1	645,942	1,138,112
Transfer from stage 2	5,702,910	6,439,879
New loans, liquidation and write-offs, net	(6,164,898)	(6,568,596)
Transfers between classes of loans	0	0
Sale of loan portfolio	(174,311)	(489,987)
Exchange differences and others	32,296	(77,287)
Ending balance	10,663,339	12,125,441
Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	163,947,270	168,818,002
Written off and forgivens	(3,887,584)	(3,324,667)
Transfers between classes of loans	0	0
New loans and liquidation, net	6,623,380	32,113
Sale of loan portfolio	(174,311)	(489,987)
Exchange differences and others	477,995	(1,088,191)
Ending balance	166,986,750	163,947,270
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	83,928,787	86,190,457
Transfer to stage 2	(6,375,422)	(7,735,234)
Transfer to stage 3	(321,490)	(390,080)
Transfer from stage 2	5,170,908	6,837,244
Transfer from stage 3	557,795	113,232
New loans, liquidation and write-offs, net	4,212,548	(957,315)
Transfers between classes of loans	1,471,769	865,954
Sale of loan portfolio	0	0
Exchange differences and others	460,706	(995,471)
Ending balance	89,105,601	83,928,787
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	5,937,197	8,850,173
Transfer to stage 1	(5,170,908)	(6,837,244)
Transfer to stage 3	(1,523,412)	(1,901,832)
Transfer from stage 1	6,375,422	7,735,234
Transfer from stage 3	517,832	149,554
New loans, liquidation and write-offs, net	(1,763,989)	(2,566,703)
Transfers between classes of loans	134,410	505,667
Sale of loan portfolio	0	0
Exchange differences and others	1,594	2,348
Ending balance	4,508,146	5,937,197
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	7,307,176	8,150,200
Transfer to stage 1	(557,795)	(113,232)
Transfer to stage 2	(517,832)	(149,554)
Transfer from stage 1	321,490	390,080
Transfer from stage 2	1,523,412	1,901,832
New loans, liquidation and write-offs, net	(1,843,891)	(2,325,958)
Transfers between classes of loans	(265,854)	(86,176)
Sale of loan portfolio	(110,550)	(377,652)
Exchange differences and others	17,264	(82,364)
Ending balance	5,873,420	7,307,176
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	97,173,160	103,190,830
Written off and forgivens	(594,478)	(369,307)
Transfers between classes of loans	1,340,325	1,285,445
New loans and liquidation, net	1,199,146	(5,480,669)
Sale of loan portfolio	(110,550)	(377,652)
Exchange differences and others	479,564	(1,075,487)
Ending balance	99,487,167	97,173,160
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	19,150,069	18,640,432
Transfer to stage 2	(4,867,259)	(3,890,376)
Transfer to stage 3	(78,840)	(87,230)
Transfer from stage 2	2,949,592	2,834,608
Transfer from stage 3	22,355	68,812
New loans, liquidation and write-offs, net	1,727,613	1,680,893
Transfers between classes of loans	2,186	0
Sale of loan portfolio	0	0
Exchange differences and others	50,813	(97,070)
Ending balance	18,956,529	19,150,069
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	3,558,102	3,207,081
Transfer to stage 1	(2,949,592)	(2,834,608)
Transfer to stage 3	(493,788)	(498,299)
Transfer from stage 1	4,867,259	3,890,376
Transfer from stage 3	52,741	109,625
New loans, liquidation and write-offs, net	(548,555)	(301,840)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	6,158	(14,233)
Ending balance	4,492,325	3,558,102
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,468,748	1,388,061
Transfer to stage 1	(22,355)	(68,812)
Transfer to stage 2	(52,741)	(109,625)
Transfer from stage 1	78,840	87,230
Transfer from stage 2	493,788	498,299
New loans, liquidation and write-offs, net	(284,913)	(248,110)
Transfers between classes of loans	871	0
Sale of loan portfolio	(44,749)	(69,258)
Exchange differences and others	5,689	(9,037)
Ending balance	1,643,178	1,468,748
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	24,176,919	23,235,574
Written off and forgivens	(20,162)	(25,205)
Transfers between classes of loans	3,057	0
New loans and liquidation, net	914,307	1,156,148
Sale of loan portfolio	(44,749)	(69,258)
Exchange differences and others	62,660	(120,340)
Ending balance	25,092,032	24,176,919
Small Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	16,065,846	13,425,653
Transfer to stage 2	(9,240,619)	(10,427,681)
Transfer to stage 3	(115,321)	(193,852)
Transfer from stage 2	3,329,738	4,537,627
Transfer from stage 3	44,315	15,883
New loans, liquidation and write-offs, net	8,378,279	9,439,846
Transfers between classes of loans	(1,471,769)	(865,954)
Sale of loan portfolio	0	0
Exchange differences and others	(84,640)	134,324
Ending balance	16,905,829	16,065,846
Small Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	4,630,314	7,266,464
Transfer to stage 1	(3,329,738)	(4,537,627)
Transfer to stage 3	(1,907,961)	(2,151,478)
Transfer from stage 1	9,240,619	10,427,681
Transfer from stage 3	118,948	104,183
New loans, liquidation and write-offs, net	(4,355,869)	(6,021,879)
Transfers between classes of loans	(134,410)	(505,667)
Sale of loan portfolio	0	0
Exchange differences and others	(18,318)	48,637
Ending balance	4,243,585	4,630,314
Small Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,802,830	1,741,559
Transfer to stage 1	(44,315)	(15,883)
Transfer to stage 2	(118,948)	(104,183)
Transfer from stage 1	115,321	193,852
Transfer from stage 2	1,907,961	2,151,478
New loans, liquidation and write-offs, net	(2,237,017)	(2,231,402)
Transfers between classes of loans	265,854	86,176
Sale of loan portfolio	(7,081)	(21,388)
Exchange differences and others	3,098	2,621
Ending balance	1,687,703	1,802,830
Small Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	22,498,990	22,433,676
Written off and forgivens	(1,746,105)	(1,519,522)
Transfers between classes of loans	(1,340,325)	(1,285,445)
New loans and liquidation, net	3,531,498	2,706,087
Sale of loan portfolio	(7,081)	(21,388)
Exchange differences and others	(99,860)	185,582
Ending balance	22,837,117	22,498,990
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	15,234,060	15,386,935
Transfer to stage 2	(6,349,365)	(6,597,935)
Transfer to stage 3	(130,291)	(466,950)
Transfer from stage 2	2,545,058	3,352,518
Transfer from stage 3	85,014	68,103
New loans, liquidation and write-offs, net	2,982,062	3,555,141
Transfers between classes of loans	(2,186)	0
Sale of loan portfolio	0	0
Exchange differences and others	28,189	(63,752)
Ending balance	14,392,541	15,234,060
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	3,317,454	3,471,604
Transfer to stage 1	(2,545,058)	(3,352,518)
Transfer to stage 3	(1,777,749)	(1,888,270)
Transfer from stage 1	6,349,365	6,597,935
Transfer from stage 3	105,041	66,491
New loans, liquidation and write-offs, net	(1,731,395)	(1,552,101)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	1,197	(25,687)
Ending balance	3,718,855	3,317,454
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	1,546,687	1,099,383
Transfer to stage 1	(85,014)	(68,103)
Transfer to stage 2	(105,041)	(66,491)
Transfer from stage 1	130,291	466,950
Transfer from stage 2	1,777,749	1,888,270
New loans, liquidation and write-offs, net	(1,799,077)	(1,763,126)
Transfers between classes of loans	(871)	0
Sale of loan portfolio	(11,931)	(21,689)
Exchange differences and others	6,245	11,493
Ending balance	1,459,038	1,546,687
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct Loans [Member]
Gross balance of loan portfolio [Roll Forward]
Beginning balance	20,098,201	19,957,922
Written off and forgivens	(1,526,839)	(1,410,633)
Transfers between classes of loans	(3,057)	0
New loans and liquidation, net	978,429	1,650,547
Sale of loan portfolio	(11,931)	(21,689)
Exchange differences and others	35,631	(77,946)
Ending balance	S/ 19,570,434	S/ 20,098,201